Note 10 - Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note 10
.
Capital Stock

On June 17, 2016, the Company entered into securities purchase agreements with certain accredited investors pursuant to which the Company raised $2,280,000 in a registered direct offering for a total of 750,000 shares (a “Share”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”). Each Share was sold as a unit (each, a “Unit”, and collectively, the “Units”) at a purchase price of $3.04 per Unit, with each Unit consisting of one Share and an unregistered warrant to purchase one share of Common Stock (collectively, the “Warrants”).  The Common Stock and the Warrants are immediately separable and were issued separately.  Expenses associated with this direct offering totaled $50,000 resulting in net proceeds to the Company of $2,230,000.

Such net proceeds were allocated to the shares and the warrants issued in the amounts of $1,672,500 and $557,500, respectively, in proportion to their relative fair value on the date of issuance.

Note 11.    Capital Stock

The Company is authorized to issue 200,000,000 shares of common stock at a par value of $0.001. The holders of common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the board of directors out of legally available funds. Upon liquidation, dissolution or winding-up, the holders of the Company’s common stock are entitled to share ratably in all assets that are legally available for distribution. The holders of the Company’s common stock have no preemptive, subscription, redemption or conversion rights. The rights, preferences and privileges of holders of the Company’s common stock are subject to, and may be adversely affected by, the rights of the holders of any series of preferred stock, which may be designated solely by action of the board of directors and issued in the future. At the Company’s annual meeting in August 2015, the shareholders approved an increase in the number of authorized shares of common stock from 95,000,000 to 200,000,000.

In November 2010, the Company adopted a shareholder rights plan (the “Rights Plan”). Under the Rights Plan, the Company issued one preferred share purchase right for each share of the Company's common stock held by shareholders of record as of the close of business on November 24, 2010. In general, the rights will become exercisable if a person or group acquires 15% or more of the Company’s common stock or announces a tender offer or exchange offer for 15% or more of the Company’s common stock. Each holder of a right will be allowed to purchase one one-hundredth of a share of a newly created series of the Company’s preferred shares at an exercise price of $18.00. The rights will expire on November 8, 2020. The Company may redeem the rights for $0.001 each at any time until the tenth business day following public announcement that a person or group has acquired 15% or more of its outstanding common stock.

Stock options were exercised by current or former employees as follows:

	For the Years Ended December 31,
	2015	2014	2013
Cash basis:
Total options exercised	-	-	14,234
Total proceeds received	$-	$-	$292,389

Cashless basis:
Total options exercised	21,327	17,045	6,774
Net issuance of common stock	4,830	9,614	1,889

Under a cashless exercise, the holder uses a portion of the shares that would otherwise be issuable upon exercise, rather than cash, as consideration for the exercise. The amount of net shares issuable in connection with a cashless exercise will vary based on the exercise price of the option or warrant compared to the current market price of the Company’s common stock on the date of exercise.

In February and March 2013, the Company completed an underwritten offering at $60.00 per share which resulted in gross proceeds of $33,000,000 and the issuance of 550,000 shares. The Company incurred costs of approximately $2,501,000 related to the offering.

In February 2013, the Company issued 21,684 shares of common stock to Delos as part of the consideration paid for the acquisition. The fair value of the common stock issued was $1,071,172. In May 2013, the Company reduced the number of shares of common stock issued to Delos by 2,427 as a result of an adjustment to the purchase price. The reduction of common stock had a fair value of $119,916.